Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Other Intangible Assets
Other intangible assets consist of the following:

	December 31,
	2017	2016
	(In millions)
Customer relationships and contracts	$860	$748
Trademarks and tradenames	81	74
Computer software	357	324
	1,298	1,146
Accumulated amortization	(680)	(561)
	$618	$585